Summary of Significant Accounting Policies - Schedule of Exchange Rates used for Foreign Currency Translation (Details)	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
USD$1 = HKD [Member]
Schedule of Exchange Rates used for Foreign Currency Translation [Line Items]
Balance Sheet Date Rates		7.8308	7.8015	7.7996
Average Rates		7.8348	7.8306	7.7727
USD$1 = RMB [Member]
Schedule of Exchange Rates used for Foreign Currency Translation [Line Items]
Balance Sheet Date Rates		7.2755	6.8972	6.3726
Average Rates		7.0272	6.729	6.4508
USD$1 = TWD [Member]
Schedule of Exchange Rates used for Foreign Currency Translation [Line Items]
Balance Sheet Date Rates	30.7127		30.73	27.74
Average Rates	31.1471		29.7963	27.9366